Assets held for sale (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 49,068	$ 49,523	$ 56,728
Buildings [member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	18,920	18,920	21,551
Land [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	27,310	27,765	32,338
Other Assets [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 2,839	$ 2,838	$ 2,839